Share-Based Compensation - Cash-Settled Restricted Share Units (Detail) - Cash-Settled Restricted Share Units - 2011 Stock Plan - shares shares in Millions	1 Months Ended	11 Months Ended
	Dec. 31, 2018	Nov. 19, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0.0
Predecessor | Other Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)		0.1
Forfeited (in sharess)		0.4